Stockholders' Equity - Summary of Stock Based Compensation Expense (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	$ 226,000	$ 206,000	$ 855,000	$ 560,000	$ 871,270	$ 942,369
Research & Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	43,000	41,000	140,000	116,000	165,154	148,948
Sales & Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	0	11,000	7,000	22,000	30,418	62,533
General & Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	$ 183,000	$ 154,000	$ 708,000	$ 422,000	$ 675,698	$ 730,888